DIVIDENDS PAID AND PROPOSED - Narrative (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends Paid And Proposed
Dividends paid (in dollars per share)	$ 0	$ 0	$ 0